U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549


FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


1.	Name and address of issuer:

WESTON PORTFOLIOS
20 WILLIAM STREET
WELLESLEY, MA  02181

2.	Name of each series or class of funds for which this notice is filed:

NEW CENTURY CAPITAL PORTFOLIO
NEW CENTURY I PORTFOLIO

3.	Investment Company Act File Number:  811-5646

	Securities Act File Number:  33-24041

4.	Last day of fiscal year for which this notice is filed:  10/31/95

5.	N/A

6.	N/A

7.	N/A

8.	Number and aggregate sale price of securities registered
	 during the fiscal year other than pursuant to rule 24f-2:

NONE

9.	Number and aggregate sale price of securities sold during
	the fiscal year in reliance upon registration pursuant to rule 24f-2:

$14,127,262

10.	Number and aggregate sale price of securities issued
	during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.5):

$5,528,777

11.	Number and aggregate sale price of securities sold
	 during the fiscal year:

$14,127,262

12.	Calculation of registration fee:

	(i)	Aggregate sale price of securities sold during
		the fiscal year in reliance on rule 24f-2
		(from Item 9): 	$14,127,262

	(ii)	Aggregate price of shares issued in
		connection with dividend reinvestment plans
		(from Item 10, if applicable):	+ 5,528,777

	(iii)	Aggregate price of shares redeemed or
		repurchased during the fiscal year (if
		applicable):	- 5,713,123

	(iv)

	(v)	Net aggregate sale price of securities sold during
		the fiscal year in reliance on rule
		24f-2:13,942,916

	(vi)	Multiplier prescribed by Section 6(b) under
		the Securities Act of 1933 or other
		applicable law or regulation (see
		Instruction C.5):	x .00034483

	(vii)	Fee due [line (vi) multiplied by line (vii)]:	4,807.94

13.	Check box if fees are being remitted to the commission's lockbox
	depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

				[  X ]

	Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: December 15, 1995


SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)	______________________________________
			PAUL J. VIERBICKAS, SECRETARY

Date:  December 15, 1995







            STRADLEY, RONON, STEVENS & YOUNG
                    2600 One Commerce Square
                Philadelphia, Pennsylvania  19103
                         (215) 564-8000


Direct Dial: (215) 564-8074


                        December 12, 1995


Weston Portfolios
Wellesley Office Park
20 William Street
Wellesley, Massachusetts  02181-4000

Gentlemen:

          You have informed us that in accordance with Rule 24f-2 under the Investment Company Act of 1940, as amended (the "1940 Act") Weston Portfolios (the "Trust"), a Massachusetts business trust, intends to file a Rule 24f-2 Notice with the United States Securities and Exchange Commission, setting forth, among other things, that during the period beginning November l, 1994 and ending October 31, 1995, the Trust sold shares of beneficial interest of the New Century Capital Portfolio Series and of the New Century I Portfolio Series with an aggregate public offering price of $14,127,262 (not including $5,528,777 of shares issued in connection with dividend reinvestment plans which are reported on the Notice for purposes of the fee computation table) pursuant to Rule 24f-2. The Notice will be filed to make definite the registration of the shares of such series sold under the Securities Act of 1933 (the "1933 Act") for such period. You have also informed us that all of such shares were issued in accordance with the provisions relating thereto in the Trust's registration statement under the 1933 Act as such registration statement was currently in effect during the period.

          We have acted as legal counsel to the Trust during the period of time referred to above and, as such, have reviewed the Declaration of Trust; its By-Laws; the registration statements under the 1940 and 1933 Acts and such minutes of its proceedings and other documents as we deem material to our opinion.


          Based on the foregoing, we are of the opinion that all of the shares of beneficial interest of the Trust described in the Rule 24f-2 Notice as having been sold during the period were fully paid, non-assessable and legally issued shares of beneficial interest of the Trust. Under the laws of some states the beneficial shareholders of a trust, under certain circumstances, may be held personally liable for acts or obligations of the trust. The Declaration of Trust of this Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust, and requires that notice of such disclaimer be inserted in any contract, order, or instrument made by the Trust.

          We hereby consent to the filing of this opinion with the United States Securities and Exchange Commission as an exhibit or accompaniment to the aforementioned Rule 24f-2 Notice and as an exhibit to the Trust's registration statement under the 1933 Act and to the reference to us in the prospectus of the Trust as legal counsel who have passed upon the legality of the offering of the Trust's shares. We also consent to the filing of this opinion with the securities regulatory agencies of any states or other jurisdictions in which the shares of the Trust are offered for sale.

                              Very truly yours,

                              STRADLEY, RONON, STEVENS & YOUNG



                              By:
                                   Steven M. Felsenstein

SMF/nlk


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